S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 19, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Affiliation
Betsy Z. Cohen	Cohen Circle FinTech Ventures, L.P. Radiate Capital Fund, L.P. Cohen Circle Acquisition Corp. I Cohen Circle Acquisition Corp. II Cohen Circle, LLC	Managing Member Managing Member Chairman and CEO Chairman and CEO Co-Founder
Bracebridge H. Young, Jr.	Arabesque USA Bracebridge Capital NewMarket Investment Advisors Cultivo Land PBC Fold Holdings, Inc. Social Finance, Inc. Social Progress Imperative Upwell Water	Executive Chairman Vice Chairman Board of Advisors Director Director Chairman Director Board of Advisors
R. Maxwell Smeal	Cohen Circle Acquisition Corp. I Cohen Circle Acquisition Corp. II Cohen Circle, LLC Cohen Circle FinTech Ventures, L.P. Radiate Capital Fund, L.P.	Chief Financial Officer Chief Financial Officer Chief Financial Officer Chief Financial Officer Chief Financial Officer
Jonathan Kirkwood	Ten31 LLC Fold Holdings, Inc. Battery Finance, Inc. Start9 Labs, Inc.	Co-founder and Managing Partner Director Director Director
Andrew Hohns	Newmarket Capital Fold Holdings, Inc.	Chief Executive Officer Director
Grant Gilliam	Ten31 LLC Zap Solutions Holdings, Inc	Co-founder and Managing Partner Director
Hersh Kozlov	Duane Morris LLP Bancorp, Inc.	Partner Director

(1)      Each of the entities listed in this table may have priority and preference relative to our company with respect to the performance by each individual listed in this table of his obligations and the presentation by each such individual of business opportunities.